Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

Note 10—Related Party Transactions

Related parties include certain investors as well as entities in which the company has an equity method investment or an investment combined with a MOSA or board seat. Investors defined as related parties include (i) the investor having ten percent or more ownership, including convertible preferred stock, in the Company or (ii) the investor holding a board seat on the Company's Board of Directors.

Summary of related party transactions

		Three Months ended September 30, 2011		Three Months ended September 30, 2010		Nine Months ended September 30, 2011		Nine Months ended September 30, 2010
	Revenues—Biodiesel sales	$1,664	(a)	$680	(a)	$5,125	(a)	$2,939	(a)
	Revenues—Services	$—	(b)	$26	(b)	$44	(b)	$636	(b)
	Cost of goods sold—Biodiesel	$74,891	(c)	$35,687	(c)	$199,564	(c)	$83,399	(c)
	Cost of goods sold—Services	$—	(d)	$—	(d)	$—	(d)	$291	(d)
	Selling, general, and administrative expenses	$388	(e)	$445	(e)	$1,091	(e)	$1,259	(e)
	Interest expense	$239	(f)	$73	(f)	$467	(f)	$277	(f)
	Other income	$—	(g)	$—	(g)	$—	(g)	$180	(g)

(a)	Represents transactions with related parties as follows:
	West Central	$8		$7		$11		$12
	ED & F Man	1,656		673		3,014		2,927
	Bunge	—		—		2,100		—

		$1,664		$680		$5,125		$2,939

(b)	Represents transactions with Third Party Network Plants
(c)	Represents transactions with related parties as follows:
	West Central	$11,697		$4,779		$35,968		$11,225
	Third Party Network plants	—		—		—		1,493
	Bunge	59,890		30,908		151,636		70,681
	ED & F Man	3,304		—		11,960		—

		$74,891		$35,687		$199,564		$83,399

(d)	Represents transactions with Third Party Network Plants
(e)	Represents transactions with related parties as follows:
	West Central	$19		$42		$89		$135
	416 S. Bell, LLC	—		86		—		258
	Bunge	369		304		1,002		776
	ED & F Man	—		13		—		90

		$388		$445		$1,091		$1,259

(f)	Represents transactions with related parties as follows:
	West Central	$23		$14		$88		$91
	Bunge	78		59		241		186
	USRG	138		—		138		—

		$239		$73		$467		$277

(g)	Represents transactions with Blackhawk Biofuels

Summary of related party balances

		As of September 30, 2011			As of December 31, 2010
	Accounts receivable	$95	(a	)	$1,146	(a	)
	Accounts payable	$3,987	(b	)	$3,827	(b	)
	Current and long-term maturities of notes payable	$10,214	(c	)	$—	(c	)

(a)	Represents balances with related parties as follows:
	West Central	$27			$22
	Third Party Network Plants	—			12
	Bunge	—			46
	ED & F Man	68			1,066

		$95			$1,146

(b)	Represents balances with related parties as follows:
	West Central	$703			$2,539
	Third Party Network Plants	—			2
	Bunge	3,231			1,286
	USRG	53			—

		$3,987			$3,827

(c)	Represents balances with related parties as follows:
	West Central	$214			$—
	USRG	10,000			—

		$10,214			$—

West Central Cooperative

The Company purchases once-refined soybean oil from West Central Cooperative (West Central) and is required to pay interest for amounts owed on extended trade terms. The Company also had biodiesel and co-product sales.

West Central leases the land under the Company's production facility at Ralston, Iowa to the Company at an annual cost of one dollar. The Company is responsible for the property taxes, insurance, utilities and repairs for the facility relating to this lease. The lease has an initial term of twenty years and the Company has options to renew the lease for an additional thirty years.

In 2006, the Company executed an asset use agreement with West Central to provide for the use of certain assets, such as office space, maintenance equipment and utilities. The agreement requires the Company to pay West Central its proportionate share of certain costs incurred by West Central. This agreement has the same term as the land lease.

At the time of the signing of the contribution agreement, the Company entered into a contract for services with West Central, to provide certain corporate and administrative services such as human resources, information technology and accounting. The agreement requires the Company to pay West Central the proportionate share of the costs associated with the provision of services, plus a 15% margin. The agreement had an initial one-year term and is cancellable thereafter upon six months notice by either party. As of September 30, 2011, neither party has provided notice of termination.

Bunge North America

The Company purchases feedstocks from Bunge North America, Inc. (Bunge) for the production of biodiesel. The costs associated with the purchased feedstocks are reflected in costs of goods sold – biodiesel when sold to the end customer. The Company also made sales of biodiesel and raw materials to Bunge.

During July 2009, the Company entered into an agreement for Bunge to provide services related to the procurement of raw materials and the purchase and resale of biodiesel produced by the Company. The Company is required to pay interest for the aggregate outstanding amounts owed to Bunge. The agreement has a three-year term and either party has the ability to cancel the agreement after the term ends. Also, as part of the agreement, the Company is required to pay an incentive fee to Bunge for meeting certain hedging goals utilizing Bunge's advice. On November 8, 2011, the Company gave notice of termination to Bunge in accordance with the agreement.

E D & F Man Holdings Ltd.

In August 2006, at the time of the initial closing of its preferred stock investment, the Company entered into a glycerin marketing agreement and various terminal lease agreements with one of ED & F Man Holdings Ltd's (ED & F) then wholly-owned subsidiaries, Westway Feed Products, Inc. (Westway). This contract was terminated and expired in August 2011.

The Company also entered into a tolling agreement with ED & F for biodiesel to be produced out of the Company's Houston, Texas biodiesel production facility. Additionally, the Company purchased biodiesel from ED & F.

Third Party Network Plants

In prior periods the Company received certain fees for the marketing and sale of product, produced by and the management of, a third party network of facilities, in which the Company has also invested. As an additional incentive to the Company and compensation for the marketing, sales and management services being rendered, these facilities paid a bonus to the Company on an annual basis equal to a percentage of the net income of the facility, as defined by the management agreement. As of September 30, 2011, the Company did not manage any biodiesel production facilities owned by independent investment groups. During July 2011, the Company completed its purchase of substantially all the assets of SoyMor. See "Note 5—Acquisitions" for a description of the transaction.

Bell, LLC

The Company rents a building for administrative uses under an operating lease from Bell, LLC.

USRG Holdco IX, LLC

In August 2011, REG Albert Lea entered into a loan with USRG in the amount of $10,000 for the purpose of purchasing feedstocks and chemicals for REG Albert Lea's biodiesel production facility. REG Albert Lea is required to pay interest monthly for the aggregate amount owed to USRG. The loan is due December 15, 2011.

Note 17—Related Party Transactions

Related parties include certain investors as well as entities in which the company has an equity method investment or an investment combined with a MOSA or board seat. Investors defined as related parties include (i) the investor having ten percent or more ownership, including convertible preferred stock, in the Company or (ii) the investor holding a board seat on the Company's Board of Directors.

Summary of Related Party Transactions

		2010		2009		2008
	Revenues—Biodiesel sales	$4,261	(a)	$17,157	(a)	$10,723	(a)
	Revenues—Services	$660	(b)	$1,121	(b)	$5,236	(b)
	Cost of goods sold—Biodiesel	$112,891	(c)	$53,379	(c)	$39,349	(c)
	Cost of goods sold—Services	$291	(d)	$—	(d)	$—	(d)
	Selling, general, and administrative expenses	$1,601	(e)	$1,836	(e)	$1,946	(e)
	Other income	$—	(f)	$355	(f)	$—	(f)
	Interest expense	$334	(g)	$26	(g)	$—	(g)
	Interest income	$180	(h)	$—	(h)	$—	(h)
	Purchase of property, plant and equipment	$—	(i)	$—	(i)	$416	(i)
	Proceeds from the sale of long lived assets	$—	(j)	$3,032	(j)	$—	(j)
(a)	Represents transactions with related parties as follows:
	West Central	$20		$11		$30
	ED & F Man	4,241		14,299		10,023
	Bunge	—		2,807		—
	Network Plants	—		40		670

		$4,261		$17,157		$10,723

(b)	Represents transactions with related parties as follows:
	Network Plants	$660		$1,121		$4,843
	ED & F Man	—		—		393

		$660		$1,121		$5,236

(c)	Represents transactions with related parties as follows:
	West Central	$14,739		$21,893		$38,851
	Network plants	1,493		—		—
	Bunge	96,659		31,183		—
	ED & F Man	—		303		498

		$112,891		$53,379		$39,349

(d)	Represents transactions with Network Plants
(e)	Represents transactions with related parties as follows:
	West Central	$174		$328		$1,309
	416 S. Bell, LLC	344		688		603
	Bunge	993		617		—
	ED & F Man	90		203		34

		$1,601		$1,836		$1,946

(f)	Represents transactions with ED & F Man
(g)	Represents transactions with related parties as follows:
	West Central	$123		$—		$—
	Bunge	211		26		—

		$334		$26		$—

(h)	Represents transactions with Blackhawk Biofuels
(i)	Represents transactions with West Central
(j)	Represents transactions with ED & F Man

Summary of Related Party Balances

		2010		2009
	Accounts receivable		$1,146(a)	$2,328(a)
	Prepaid inventory	$	— (b)	$269(b)
	Accounts payable		$3,827(c)	$5,415(c)
(a)	Represents balances with related parties as follows:
	West Central		$22	$123
	Network Plants		12	1,065
	Bunge		46	24
	ED & F Man		1,066	1,116

			$1,146	$2,328

(b)	Represents balances with Bunge
(c)	Represents balances with related parties as follows:
	West Central		$2,539	$2,951
	Network Plants		2	2,293
	Bunge		1,286	127
	ED & F Man		—	44

			$3,827	$5,415

West Central Cooperative

The Company purchases once-refined soy oil from West Central. Purchases from West Central were $14,739 $21,893 and $38,848 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company also had biodiesel and co-product sales which totaled $20, $11 and $30 for the years ended December 31, 2010, 2009 and 2008, respectively.

West Central leases the land under the Company's production facility at Ralston, Iowa to the Company at an annual cost of one dollar. The Company is responsible for the property taxes, insurance, utilities and repairs for the facility relating to this lease. The lease has an initial term of twenty years and the Company has options to renew the lease for an additional thirty years.

At the time of the signing of the contribution agreement, the Company executed an asset use agreement with West Central to provide the use of certain assets, such as office space, maintenance equipment and utilities. The agreement requires the Company to pay West Central its proportionate share of certain costs incurred by West Central. This agreement has the same term as the land lease. Selling, general and administrative expenses included in the statement of operations related to this agreement totaled $40, $40 and $40 for the years ended December 31, 2010, 2009 and 2008, respectively.

At the time of the signing of the contribution agreement, the Company entered into a contract for services with West Central, to provide certain corporate and administrative services such as human resources, information technology, and accounting. The agreement requires the Company to pay West Central the proportionate share of the costs associated with the provision of services, plus a 15% margin. The agreement had an initial one-year term and is cancellable thereafter upon six months notice by either party. Selling, general, and administrative expenses included in the statement of operations related to this agreement totaled $134, 288 and $1,269 for the years ended December 31, 2010, 2009 and 2008, respectively.

In addition to the amounts above, the Company recorded $0, $0 and $3 of other costs of goods sold for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company also acquired $0, $0 and $416 of property, plant and equipment from West Central during the years ended December 31, 2010, 2009 and 2008, respectively.

In addition to the amounts above, the Company recorded interest expense of and $123, $0 and $0 for the December 31, 2010, 2009 and 2008, respectively.

Accounts receivable includes net balances due from West Central of $22 and $123 at December 31, 2010 and 2009, respectively. Accounts payable includes net balances due to West Central of $2,539 and $2,951 at December 31, 2010 and 2009, respectively.

Bunge North America

The Company purchases feedstocks for the production of biodiesel. Purchases from Bunge were $96,659, $31,183 and $0 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company also made sales of biodiesel and raw materials to Bunge of $0, $2,807 and $0 for the years ended December 31, 2010, 2009 and 2008, respectively.

During July 2009, the Company entered into an agreement for Bunge to provide services related to the procurement of raw materials and the purchase and resale of biodiesel produced by the Company. The agreement is a three-year term and either party has the ability to cancel the agreement after the term ends. Selling, general and administrative expenses included in the statement of operations related to this agreement totaled $480 and $461 for the years ended December 31, 2010 and 2009, respectively. The Company incurred $211 and $26 in interest expense for the years ended December 31, 2010 and 2009, respectively, related to the purchase and resale of biodiesel. Also, as part of the agreement, the Company is required to pay an incentive fee to Bunge for meeting certain hedging goals utilizing Bunge's advice. Selling, general and administrative expenses included in the statement of operations include incentive fees of $513 and $156 for the years ended December 31, 2010 and 2009, respectively.

The Company has accounts receivable due from Bunge of $46 and $24 as of December 31, 2010 and 2009, respectively. The Company has prepaid inventory balance of $0 and $269 as of December 31, 2010 and 2009, respectively. The Company has accounts payable due to Bunge of $1,286 and $127 as of December 31, 2010 and 2009, respectively.

ED & F Man Holdings Ltd.

In August 2006, at the time of the initial closing of its preferred stock investment, the Company entered into a glycerin marketing agreement and various terminal lease agreements with one of ED & F's then wholly owned subsidiaries, Westway Feed Products, Inc. (Westway). Under the glycerin marketing agreement, Westway has an exclusive right to market the glycerin produced at each of the Company's owned and managed facilities in the animal nutrition market. For the years ended December 31, 2010, 2009 and 2008, fees of $90, $203 and $34, respectively, were paid according to the agreement. This contract has a term of five years and automatically renews in one-year periods thereafter unless terminated by either party. The Company also has entered into a master terminal lease agreement and several leases for terminals with another wholly-owned subsidiary of ED & F, Westway Terminal Company, Inc. These leases have terms ranging from one month to four years. The Company leased two terminals for aggregate fees of $0, $303 and $498 during the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, the Company received $0, $355 and $393 in terminal lease revenue from Westway during the years ended December 31, 2010, 2009 and 2008, respectively, related to its terminal facility located in Stockton, California. In July 2009, the Company sold the Stockton terminal facility to Westway for $3,032, resulting in a gain of $2,254.

The Company also entered into a tolling agreement with ED & F for biodiesel to be produced out of the Company's Houston, Texas biodiesel production facility. Revenues on biodiesel from this toll agreement and from other biodiesel sales were $4,241, $12,659 and $10,023 for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, revenues from raw material sales totaled $0, $1,640 and $0 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company had accounts receivable due from ED & F Man of $1,066 and $1,116 as of December 31, 2010 and 2009, respectively. The Company had accounts payable due to ED & F Man of $0 and $44 as of December 31, 2010 and 2009, respectively.

Network Plants

The Company receives certain fees for the marketing and sale of product produced by and the management of the Network Plants' operations, in which the Company has also invested. As an additional incentive to the Company and additional compensation for the marketing, sales and management services being rendered, the Network Plants pay a bonus to the Company on an annual basis equal to a percentage of the net income of the Network Plant, as defined by the management agreement. Total related party management service revenues recognized by the Company related to investees were $660, $1,121 and $4,843 for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, revenues from biodiesel sales totaled $0, $40 and $670 for the years ended December 31, 2010, 2009 and 2008, respectively. The Company also incurred fees related to the production of biodiesel in the amount of $1,493 for the year ended December 31, 2010.

The Company had accounts receivable due from the Network Plants of $12 and $1,065 at December 31, 2010 and 2009, respectively. The Company had accounts payable due to the Network Plants of $2 and $2,293 at December 31, 2010 and 2009, respectively.

416 S. Bell, LLC

The Company rents a building for administrative uses under an operating lease from 416 S. Bell, LLC. Rent payments made under this lease totaled $344, $688 and $603 for the years ended December 31, 2010, 2009 and 2008, respectively.